UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7162

Salomon Brothers High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-446-1013

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

SALOMON BROTHERS HIGH INCOME FUND INC.

FORM N-Q
SEPTEMBER 30, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 68.9%
Advertising — 0.3%
$ 100,000	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (a)	$104,000
100,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B,
	10.000% due 7/1/08 (b)	80,625

	Total Advertising	184,625

Aerospace/Defense — 1.2%
175,000	Alliant Techsystems Inc., Senior Subordinated Notes, 8.500% due 5/15/11	185,062
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	263,750
200,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	213,000

	Total Aerospace/Defense	661,812

Airlines — 0.2%
	Continental Airlines Inc., Pass-Through Certificates:
37,071	Series 1981C, Series B, 6.541% due 9/15/08	34,954
99,248	Series 2000-2, Class C, 8.312% due 4/2/11	85,511

	Total Airlines	120,465

Apparel — 0.6%
	Levi Strauss & Co., Senior Notes:
25,000	8.804% due 4/1/12 (b)(c)	25,062
200,000	12.250% due 12/15/12	222,000
50,000	9.750% due 1/15/15	51,250

	Total Apparel	298,312

Auto Manufacturers — 1.9%
	Ford Motor Co.:
	Debentures:
75,000	6.625% due 10/1/28	54,563
50,000	8.900% due 1/15/32	42,375
790,000	Notes, 7.450% due 7/16/31 (b)	620,150
	General Motors Corp., Debentures:
75,000	8.250% due 7/15/23 (b)	58,687
350,000	8.375% due 7/15/33	274,750

	Total Auto Manufacturers	1,050,525

Auto Parts & Equipment — 0.6%
50,000	Delphi Corp., Notes, 6.500% due 8/15/13 (b)	33,750
100,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750%
	due 11/1/13	100,000
100,000	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due
	7/15/13	112,250
50,000	TRW Automotive Inc., Senior Subordinated Notes, 11.000% due 2/15/13	56,625

	Total Auto Parts & Equipment	302,625

Beverages — 0.4%
200,000	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due
	1/15/12	212,250

Building Materials — 1.1%
200,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	194,500
200,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	185,000
225,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	190,125

	Total Building Materials	569,625

Chemicals — 5.7%
375,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	405,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Chemicals (continued)
$ 45,455	Applied Extrusion Technologies Inc., Senior Notes, 12.000% due 3/15/12
	(a)(b)(d)	$45,455
125,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior
	Secured Notes, 9.000% due 7/15/14 (a)	127,500
150,000	Compass Minerals Group Inc., Senior Subordinated Notes, 10.000% due
	8/15/11	163,500
175,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11 (b)	191,625
	Huntsman International LLC, Senior Subordinated Notes:
124,000	10.125% due 7/1/09	128,185
75,000	7.375% due 1/1/15 (a)	72,188
175,000	Innophos Inc., Senior Subordinated Notes, 8.875% due 8/15/14 (a)	179,812
350,000	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	379,312
	Lyondell Chemical Co., Senior Secured Notes:
100,000	9.500% due 12/15/08	105,250
100,000	11.125% due 7/15/12	112,000
150,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	171,937
200,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	216,000
175,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13 (b)	180,469
75,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	76,688
175,000	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500%
	due 11/15/10 (b)	186,812
	Rhodia SA:
25,000	Senior Notes, 10.250% due 6/1/10	26,563
275,000	Senior Subordinated Notes, 8.875% due 6/1/11 (b)	261,250
81,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	87,683

	Total Chemicals	3,117,229

Commercial Services — 1.4%
100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due
	7/15/11	99,750
150,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	159,750
	Cenveo Corp.:
125,000	Senior Notes, 9.625% due 3/15/12	134,687
75,000	Senior Subordinated Notes, 7.875% due 12/1/13	72,750
250,000	Iron Mountain Inc., Senior Subordinated Notes, 7.750% due 1/15/15	255,000
50,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due
	12/15/12 (a)	56,375

	Total Commercial Services	778,312

Computers — 0.4%
175,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	184,625
50,000	SunGard Data Systems Inc., Senior Unsecured Notes, 9.125% due 8/15/13 (a)	52,063

	Total Computers	236,688

Diversified Financial Services — 3.4%
	Alamosa Delaware Inc.:
16,000	Senior Discount Notes, step bond to yield 8.492% due 7/31/09	17,800
162,000	Senior Notes, 11.000% due 7/31/10	183,465
130,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due
	6/15/14	145,275
	Ford Motor Credit Co.:
	Notes:
100,000	7.875% due 6/15/10	97,405
50,000	7.000% due 10/1/13 (b)	46,437
125,000	Senior Notes, 7.250% due 10/25/11 (b)	118,790
	General Motors Acceptance Corp.:
550,000	Bonds, 8.000% due 11/1/31	481,443

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Diversified Financial Services (continued)
	Notes:
$ 75,000	7.250% due 3/2/11 (b)	$69,817
50,000	6.875% due 9/15/11	45,534
300,000	6.750% due 12/1/14 (b)	261,378
200,000	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due
	12/15/13	185,000
300,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to
	yield 9.731% due 10/1/15	219,000

	Total Diversified Financial Services	1,871,344

Electric — 4.5%
	AES Corp., Senior Notes:
125,000	8.750% due 6/15/08	132,812
50,000	9.500% due 6/1/09	54,750
100,000	9.375% due 9/15/10	110,750
150,000	7.750% due 3/1/14 (b)	159,750
470,000	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10
	(a)(b)	338,400
100,000	Calpine Generating Co. LLC, Senior Secured Notes, 13.216% due 4/1/11 (c)	95,500
	Edison Mission Energy, Senior Notes:
175,000	7.730% due 6/15/09	185,500
275,000	9.875% due 4/15/11	327,250
225,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31 (e)	291,375
259,000	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due
	12/15/13	277,130
	Reliant Energy Inc., Senior Secured Notes:
50,000	9.250% due 7/15/10	54,500
375,000	9.500% due 7/15/13	416,250

	Total Electric	2,443,967

Electrical Components & Equipment — 0.1%
75,000	Kinetek Inc., Senior Notes, Series D, 10.750% due 11/15/06	71,625

Electronics — 0.1%
75,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	63,000

Entertainment — 2.0%
300,000	Cinemark Inc., Senior Discount Notes, step bond to yield 10.033% due
	3/15/14	211,500
175,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	175,656
50,000	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000%
	due 8/1/14	48,875
225,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	221,625
225,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	226,125
	Six Flags Inc., Senior Notes:
2,000	8.875% due 2/1/10 (b)	1,990
100,000	9.750% due 4/15/13	99,000
75,000	9.625% due 6/1/14	74,250

	Total Entertainment	1,059,021

Environmental Control — 0.9%
75,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	83,062
425,000	Allied Waste North America Inc., Senior Secured Notes, Series B, 7.375%
	due 4/15/14 (b)	401,625

	Total Environmental Control	484,687

Food — 0.8%
225,000	Doane Pet Care Co., Senior Subordinated Notes, 9.750% due 5/15/07	225,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Food (continued)
$ 200,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due
	12/1/13	$190,000

	Total Food	415,000

Forest Products & Paper — 1.5%
175,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	158,375
175,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due
	6/15/14 (b)	168,875
75,000	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10
	(b)	71,625
225,000	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	201,375
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	183,000

	Total Forest Products & Paper	783,250

Health Care Services — 2.9%
200,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13 (b)	209,000
100,000	DaVita Inc., 7.250% due 3/15/15 (b)	101,875
175,000	Extendicare Health Services Inc., Senior Subordinated Notes, 9.500% due
	7/1/10	187,250
100,000	HCA Inc., Notes, 6.375% due 1/15/15	99,435
200,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes,
	8.750% due 6/15/14	208,500
125,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875%
	due 11/1/11 (b)	101,563
	Tenet Healthcare Corp., Senior Notes:
125,000	6.500% due 6/1/12 (b)	117,188
200,000	7.375% due 2/1/13 (b)	190,500
100,000	6.875% due 11/15/31	83,500
275,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	279,812

	Total Health Care Services	1,578,623

Health Care-Products — 0.6%
150,000	Accellent Corp., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	163,500
125,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due
	6/15/12	134,375

	Total Health Care-Products	297,875

Holding Companies-Diversified — 0.5%
200,000	Atlantic Broadband Finance LLC, 9.375% due 1/15/14	190,000
100,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	98,250

	Total Holding Companies-Diversified	288,250

Home Furnishings — 0.8%
44,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08 (b)	41,580
200,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000%
	due 11/1/11	208,000
200,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (b)	202,000

	Total Home Furnishings	451,580

Household Durables — 0.2%
175,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	126,875

Household Products/Wares — 0.4%
200,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11 (b)	209,750

Iron/Steel — 0.0%
750,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured
	Notes, 13.750% due 7/15/09 (d)(e)(f)	0

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES (continued)
Leisure Time — 0.7%
$ 250,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due
	3/1/10	$250,000
175,000	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12
	(b)	140,000

	Total Leisure Time	390,000

Machinery — 0.3%
176,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	183,480

Machinery-Construction & Mining — 0.5%
250,000	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	268,750

Machinery-Diversified — 0.3%
25,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	26,563
100,000	NMHG Holding Co., Notes, 10.000% due 5/15/09	107,500

	Total Machinery-Diversified	134,063

Media — 7.1%
250,000	Cablevision Systems Corp., Senior Notes, Series B, 7.890% due 4/1/09 (c)	257,500
164,342	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	175,230
	CCH I Holdings LLC, Senior Accreting Notes:
25,000	step bond to yield 16.501% due 1/15/14 (a)	20,750
1,125,000	step bond to yield 16.454% due 5/15/14 (a)	810,000
75,000	step bond to yield 17.018% due 1/15/15 (a)	48,000
20,750	Charter Communications Holdings I Holdings LLC, Senior Secured Notes,
	11.000% due 10/1/15 (a)	20,335
	CSC Holdings Inc.:
75,000	Debentures, Series B, 8.125% due 8/15/09	75,938
50,000	Senior Notes, Series B, 8.125% due 7/15/09	50,625
100,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 9.875% due
	11/15/09	109,250
150,000	Dex Media Inc., Discount Notes, step bond to yield 8.389% due 11/15/13	118,875
195,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes,
	Series B, 9.875% due 8/15/13	216,206
114,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due
	3/15/13	124,972
357,000	EchoStar DBS Corp., Senior Notes, 9.125% due 1/15/09	376,635
125,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 10.509%
	due 10/15/13 (b)	95,000
225,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13
	(b)	224,437
175,000	NextMedia Operating Inc., Senior Subordinated Notes, 10.750% due 7/1/11	188,344
200,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	213,500
25,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375%
	due 9/1/14 (a)	28,375
175,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due
	3/15/12	180,031
	Yell Finance BV:
349,000	Senior Discount Notes, step bond to yield 10.567% due 8/1/11	355,980
17,000	Senior Notes, 10.750% due 8/1/11 (b)	18,700
	Young Broadcasting Inc., Senior Subordinated Notes:
50,000	10.000% due 3/1/11	47,500
125,000	8.750% due 1/15/14 (b)	111,563

	Total Media	3,867,746

Metal Fabricate-Hardware — 0.4%
50,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	53,250

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Metal Fabricate-Hardware (continued)
$ 225,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.878% due
	4/15/14	$165,375

	Total Metal Fabricate-Hardware	218,625

Mining — 0.4%
25,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (a)	25,899
200,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	190,000

	Total Mining	215,899

Miscellaneous Manufacturing — 0.6%
100,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)(b)	99,875
350,000	KI Holdings Inc., Senior Discount Notes, step bond to yield 9.582% due
	11/15/14	240,625
125,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (d)(e)(f)	0

	Total Miscellaneous Manufacturing	340,500

Office Furnishings — 0.4%
	Interface Inc.:
125,000	Senior Notes, 10.375% due 2/1/10	135,625
75,000	Senior Subordinated Notes, 9.500% due 2/1/14 (b)	75,375

	Total Office Furnishings	211,000

Oil & Gas — 1.6%
275,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	279,813
180,000	Magnum Hunter Resources Inc., Senior Notes, 9.600% due 3/15/12	196,200
	Petronas Capital Ltd.:
50,000	7.000% due 5/22/12 (a)	55,885
125,000	7.875% due 5/22/22 (a)	155,562
150,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	162,750

	Total Oil & Gas	850,210

Oil & Gas Services — 0.6%
150,000	Hanover Compressor Co., Subordinated Notes, zero coupon bond to yield
	8.521% due 3/31/07	135,750
200,000	Key Energy Services Inc., Senior Notes, Series C, 8.375% due 3/1/08	206,750

	Total Oil & Gas Services	342,500

Packaging & Containers — 2.8%
175,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13
	(e)	112,875
200,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	216,000
200,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500%
	due 8/15/13 (b)	189,000
250,000	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	273,750
100,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (b)	86,500
100,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	65,500
250,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	238,750
125,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	111,875
	Tekni-Plex Inc.:
225,000	Senior Secured Notes, 8.750% due 11/15/13 (a)(b)	193,500
50,000	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	28,000

	Total Packaging & Containers	1,515,750

Pharmaceuticals — 0.2%
100,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12
	(b)	86,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES (continued)
Pipelines — 3.7%
	Dynegy Holdings Inc.:
	Debentures:
$ 100,000	7.125% due 5/15/18	$93,000
400,000	7.625% due 10/15/26	372,000
100,000	Senior Secured Notes, 9.875% due 7/15/10 (a)	109,500
	El Paso Corp.:
	Medium-Term Notes:
300,000	7.750% due 1/15/32 (b)	303,750
250,000	7.800% due 8/1/31 (b)	251,875
200,000	Notes, 7.875% due 6/15/12 (b)	208,000
	Williams Cos. Inc.:
	Notes:
475,000	7.875% due 9/1/21	524,875
50,000	8.750% due 3/15/32	59,250
100,000	Senior Notes, 7.625% due 7/15/19	108,750

	Total Pipelines	2,031,000

REITS — 1.4%
350,000	Host Marriott LP, Senior Notes, Series O, 6.375% due 3/15/15	341,250
	MeriStar Hospitality Corp., Senior Notes:
100,000	9.000% due 1/15/08 (b)	104,625
125,000	9.125% due 1/15/11 (b)	133,125
200,000	Omega Healthcare Investors Inc., Senior Notes, 7.000% due 4/1/14	203,000

	Total REITS	782,000

Resorts/Casinos — 3.7%
175,000	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	187,906
	Caesars Entertainment Inc., Senior Subordinated Notes:
300,000	8.875% due 9/15/08	328,875
125,000	8.125% due 5/15/11	139,844
200,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due
	11/15/10	227,000
175,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15
	(a)	170,406
200,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	194,000
	MGM MIRAGE Inc.:
75,000	Senior Notes, 6.750% due 9/1/12	76,594
300,000	Senior Subordinated Notes, 9.750% due 6/1/07	321,000
100,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due
	2/15/15	102,500
225,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	246,375
25,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	25,469

	Total Resorts/Casinos	2,019,969

Retail — 2.9%
175,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	176,750
200,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	204,000
225,000	Denny's Holdings Inc., Senior Notes, 10.000% due 10/1/12	226,125
100,000	Eye Care Centers of America Inc., Senior Subordinated Notes, 10.750% due
	2/15/15 (a)	94,500
75,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	63,844
150,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	153,000
114,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due
	5/15/11	127,110
200,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14 (b)	200,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Retail (continued)
$ 75,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due
	10/15/15 (a)(g)	$75,000
50,000	Rite Aid Corp., Notes, 7.125% due 1/15/07	50,562
150,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09 (b)	150,000
75,000	Toys "R" Us Inc., Notes, 7.375% due 10/15/18 (b)	60,375

	Total Retail	1,581,266

Semiconductors — 0.6%
	Amkor Technology Inc.:
250,000	Senior Notes, 9.250% due 2/15/08 (b)	235,625
100,000	Senior Subordinated Notes, 10.500% due 5/1/09 (b)	85,500

	Total Semiconductors	321,125

Telecommunications — 7.7%
160,000	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield
	9.192% due 8/1/08	124,000
225,000	AT&T Corp., Senior Notes, 8.000% due 11/15/31	286,031
200,000	Centennial Communications Corp., Senior Notes, 8.125% due 2/1/14	212,500
175,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	184,625
75,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (a)(c)	76,688
125,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.447% due 2/1/15 (a)	83,125
550,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	484,000
290,000	MCI Inc., Senior Notes, 8.735% due 5/1/14	324,075
800,000	Nextel Communications Inc., Senior Serial Redeemable Notes, Series D,
	7.375% due 8/1/15	857,166
65,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	68,900
375,000	Qwest Corp., Notes, 9.125% due 3/15/12	411,562
	Qwest Services Corp., Senior Secured Notes:
300,000	13.500% due 12/15/10	345,000
81,000	14.000% due 12/15/14	98,618
	SBA Communications Corp.:
20,000	Senior Discount Notes, step bond to yield 7.550% due 12/15/11 (b)	18,250
175,000	Senior Notes, 8.500% due 12/1/12	191,187
200,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	223,000
175,000	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due
	6/15/12	202,125

	Total Telecommunications	4,190,852

Textiles — 0.3%
100,000	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B,
	9.750% due 2/15/10	97,000
125,000	Simmons Co., Senior Discount Notes, step bond to yield 13.508% due
	12/15/14 (a)	66,875

	Total Textiles	163,875

Transportation — 0.2%
75,000	General Maritime Corp., Senior Notes, 10.000% due 3/15/13	82,875
1,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (d)(e)(f)	0

	Total Transportation	82,875

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $37,953,305)	37,474,800

CONVERTIBLE BOND & NOTE — 0.2%
Telecommunications — 0.2%
125,000	American Tower Corp., Notes, 5.000% due 2/15/10
	(Cost — $65,527)	124,844

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
$ 493,850	Airplanes Pass-Through Trust, Series D, 10.875% due 3/5/12 (d)(e)(f)
	(Cost — $493,850)	$0

SOVEREIGN BONDS — 19.3%
Argentina — 0.7%
	Republic of Argentina:
153,125	4.005% due 8/3/12 (c)	139,621
640,000	step bond to yield 8.870% due 12/31/38	253,280

	Total Argentina	392,901

Brazil — 4.6%
	Federative Republic of Brazil:
315,000	11.000% due 8/17/40	386,348
1,383,000	Collective Action Securities, 8.000% due 1/15/18	1,466,672
617,655	DCB, Series L, 4.313% due 4/15/12 (c)	608,969
61,538	FLIRB, Series L, 4.250% due 4/15/09 (c)	60,938

	Total Brazil	2,522,927

Bulgaria — 0.3%
150,000	Republic of Bulgaria, 8.250% due 1/15/15 (a)	184,875

Chile — 0.3%
150,000	Republic of Chile, 5.500% due 1/15/13	156,600

Colombia — 1.0%
	Republic of Colombia:
75,000	10.500% due 7/9/10	90,656
225,000	10.000% due 1/23/12	271,969
25,000	10.750% due 1/15/13	31,456
25,000	11.750% due 2/25/20	34,888
95,000	10.375% due 1/28/33	124,212

	Total Colombia	553,181

Ecuador — 0.3%
	Republic of Ecuador:
20,000	12.000% due 11/15/12 (a)	20,340
140,000	step bond to yield 10.521% due 8/15/30 (a)	132,440

	Total Ecuador	152,780

El Salvador — 0.2%
100,000	Republic of El Salvador, 7.750% due 1/24/23 (a)	112,500

Malaysia — 0.1%
25,000	Federation of Malaysia, 7.500% due 7/15/11	28,394

Mexico — 4.5%
	United Mexican States:
25,000	7.500% due 1/14/12	28,119
175,000	11.375% due 9/15/16	258,825
105,000	Bonds, 8.300% due 8/15/31	131,250
	Series A, Notes:
50,000	6.375% due 1/16/13	53,337
528,000	5.875% due 1/15/14	547,008
800,000	6.625% due 3/3/15	870,600
275,000	8.000% due 9/24/22	334,125
150,000	7.500% due 4/8/33	174,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Mexico (continued)
$ 25,000	Series XW, 10.375% due 2/17/09	$29,256

	Total Mexico	2,426,520

Panama — 0.7%
	Republic of Panama:
175,000	7.250% due 3/15/15	191,406
50,000	9.375% due 1/16/23	63,375
50,000	8.875% due 9/30/27	61,125
50,000	9.375% due 4/1/29	63,750
28,636	PDI, 4.688% due 7/17/16 (c)	27,992

	Total Panama	407,648

Peru — 0.9%
	Republic of Peru:
225,000	9.875% due 2/6/15	288,000
100,000	8.750% due 11/21/33	121,500
73,500	FLIRB, 5.000% due 3/7/17 (c)	71,111

	Total Peru	480,611

Philippines — 0.9%
	Republic of the Philippines:
25,000	8.250% due 1/15/14	26,015
300,000	9.375% due 1/18/17	330,000
125,000	10.625% due 3/16/25	146,169

	Total Philippines	502,184

Poland — 0.0%
25,000	Republic of Poland, Unsubordinated Notes, 5.250% due 1/15/14	25,781

Russia — 1.6%
	Russian Federation:
35,000	12.750% due 6/24/28 (a)	66,063
685,000	step bond to yield 5.275% due 3/31/30 (a)	787,510

	Total Russia	853,573

South Africa — 0.4%
	Republic of South Africa:
25,000	9.125% due 5/19/09	28,531
150,000	6.500% due 6/2/14	164,813

	Total South Africa	193,344

Turkey — 1.4%
	Republic of Turkey:
25,000	11.750% due 6/15/10	31,250
200,000	11.500% due 1/23/12	256,500
25,000	11.000% due 1/14/13	32,031
50,000	7.250% due 3/15/15	52,750
225,000	7.000% due 6/5/20	222,750
65,000	11.875% due 1/15/30	95,550
50,000	Collective Action Securities, 9.500% due 1/15/14	60,500

	Total Turkey	751,331

Ukraine — 0.2%
100,000	Republic of Ukraine, 7.650% due 6/11/13 (a)	110,375

Uruguay — 0.2%
100,000	Republic of Uruguay, Benchmark Bonds, 7.250% due 2/15/11	104,625

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

SOVEREIGN BONDS (continued)
Venezuela — 1.0%
	Bolivarian Republic of Venezuela:
$ 140,000	5.375% due 8/7/10 (a)	$136,850
200,000	8.500% due 10/8/14	223,000
75,000	7.650% due 4/21/25	76,088
100,000	Collective Action Securities, 10.750% due 9/19/13	125,050

	Total Venezuela	560,988

	TOTAL SOVEREIGN BONDS
	(Cost — $9,726,676)	10,521,138

SHARES	SECURITY	VALUE

ESCROWED SHARES(e)(f) — 0.0%
1,000,000	Breed Technologies Inc. (d)	0
1,000,000	Pillowtex Corp.	0

	TOTAL ESCROWED SHARES
	(Cost — $0)	0

COMMON STOCKS — 5.1%
CONSUMER DISCRETIONARY — 2.0%
Hotels, Restaurants & Leisure — 0.0%
500	Ameriking, Inc. (d)(f)*	0

Household Durables — 0.0%
3,747	Mattress Discounters Co. (d)(f)*	0

Media — 2.0%
6,578	Liberty Global Inc., Class A Shares (b)*	178,132
6,578	Liberty Global Inc., Series C Shares (b)*	169,384
10,684	NTL Inc. *	713,691

	Total Media	1,061,207

	TOTAL CONSUMER DISCRETIONARY	1,061,207

INFORMATION TECHNOLOGY — 0.1%
Chemicals — 0.1%
4,329	Applied Extrusion Technologies Inc., Class B Shares (b)(d)*	56,277

Computers & Peripherals — 0.0%
6,084	Axiohm Transaction Solutions Inc. (d)(f)*	0

	TOTAL INFORMATION TECHNOLOGY	56,277

TELECOMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 0.9%
21,318	Telewest Global Inc. (b)*	489,248

Wireless Telecommunication Services — 2.1%
46,638	American Tower Corp., Class A Shares (b)*	1,163,618

	TOTAL TELECOMMUNICATION SERVICES	1,652,866

	TOTAL COMMON STOCKS
	(Cost — $2,076,358)	2,770,350

PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
8	Anvil Holdings, Inc., Senior Exchange, Series B, 13.000%	42

CONSUMER STAPLES — 0.0%
Hotels, Restaurants & Leisure — 0.0%
1,271	Ameriking, Inc., Cummulative Exchange, 13.000% (d)(f)(h)	0

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

PREFERRED STOCK (continued)
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
803	TCR Holdings Corp., Class B Shares (d)(f)	$1
442	TCR Holdings Corp., Class C Shares (d)(f)	1
1,165	TCR Holdings Corp., Class D Shares (d)(f)	1
2,410	TCR Holdings Corp., Class E Shares (d)(f)	2

	TOTAL FINANCIALS	5

	TOTAL PREFERRED STOCK
	(Cost — $5,174)	47

CONVERTIBLE PREFERRED STOCK — 0.6%
TELECOMMUNICATION SERVICES — 0.6%
Wireless Telecommunication Services — 0.6%
271	Alamosa Holdings Inc., Cumulative Convertible, Series B, 7.500% due
	7/31/13
	(Cost — $78,090)	345,694

WARRANT	SECURITY	VALUE

WARRANTS — 0.2%
160	American Tower Corp., Class A Shares, Expires 8/1/08(a)*	56,348
250	Brown Jordan International Inc., Expires 8/15/07(a)(d)	2
1,607,813	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest
	in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(d)	16,078
780	Mattress Discounters Co., Expires 7/15/07(a)(d)(f)	0
100	Mueller Holdings Inc., Expires 4/15/14(a)*	36,025
6,723	Pillowtex Corp., Expires 11/24/09(d)(f)*	7

	TOTAL WARRANTS
	(Cost — $37,522)	108,460

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $50,436,502)	51,345,333

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 10.7%
Repurchase Agreements — 4.1%
$ 1,224,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05
	with Barclays Capital Inc., Proceeds at maturity - $1,224,393; (Fully
	collateralized by various U.S. government agency obligations, 0.000% to
	4.375% due 3/7/06 to 9/17/10; Market value - $1,248,481), 3.850% due
	10/3/05 (g)	1,224,000
1,000,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05
	with Merrill Lynch, Pierce, Fenner & Smith Inc., Proceeds at maturity -
	$1,000,318; (Fully collateralized by various U.S. government agency
	obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value -
	$1,020,005), 3.810% due 10/3/05	1,000,000

	Total Repurchase Agreements
	(Cost — $2,224,000)	2,224,000

SHARES	SECURITY	VALUE

Securities Purchased from Securities Lending Collateral — 6.6%
3,586,512	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $3,586,512)	3,586,512

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $5,810,512)	5,810,512

	TOTAL INVESTMENTS — 105.0% (Cost — $56,247,014#)	57,155,845

	Liabilities in Excess of Other Assets — (5.0)%	(2,736,991)

	TOTAL NET ASSETS — 100.0%	$54,418,854

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.
(b)	All or a portion of this security is on loan (See Notes 1 and 2).
(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(d)	Illiquid Security.
(e)	Security is currently in default.
(f)	Securities are fair valued at September 30, 2005 in accordance with the policies adopted by the Board of Directors (see Note 1).
(g)	All or a portion of this security is segregated for extended settlements and swap transactions.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principle.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: DCB - Debt Conversion Bond FLIRB - Front-Loaded Interest Reduction Bonds PDI - Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers High Income Fund Inc. (the “Fund”) was incorporated in Maryland on September 14, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. However, when the spread between the bid and asked prices exceeds five percent of the par value of the security, the security is valued at the bid price. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit Default Swaps. The Fund enters into credit default swap contracts (“swaps”) for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,155,984
Gross unrealized depreciation	(3,247,153)

Net unrealized appreciation	$908,831

At September 30, 2005, the Fund loaned securities having a market value of $2,723,868. The Fund received cash collateral amounting to $3,586,512 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

At September 30, 2005, the Fund held the following credit default swap contracts:

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	9/14/05
Reference Entity:	Russia Federation, 5.00% due 3/31/30
Notional Amount:	$250,000, Fixed Rate 0.97%
Termination Date:	9/20/15
Unrealized Appreciation as of September 30, 2005	$2,641

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers High Income Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 29, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	November 29, 2005